Goodwill and Intangibles (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by reportable segment
The changes in the carrying amount of goodwill for the Service Center Based Distribution segment for the years ended June 30, 2012 and 2011 are as follows:

Balance at July 1, 2010	$63,405
Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876
Balance at June 30, 2011	76,981
Goodwill acquired during the year	8,403
Other, primarily currency translation	(2,304)
Balance at June 30, 2012	$83,080

Amortization details resulting from business combinations
Intangibles consist of the following:

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

June 30, 2011	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495
Total Finite-Lived Intangibles	123,366	35,105	88,261
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$124,656	$35,105	$89,551

Schedule of purchase price allocation and associated weighted average life
During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Customer relationships	$7,810	15 years
Trade names	270	2 years
Non-competition agreements	435	2 years
Total Intangibles Acquired	$8,515	14 years